Note 13 - Income Taxes - Reconciliation of Income Taxes (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Net loss for the year	$ (285,490)	$ (1,807,330)	$ (74,072)
Canadian statutory rate	26.08%	26.00%	26.00%
Expected income tax recovery	$ (74,455)	$ (469,906)	$ (19,259)
Difference in foreign tax rates			(34,591)
Other temporary differences	(6,549)	384,083
Tax effect of foreign exchange on assets and liabilities			561,476
Effect on change in tax rates	(148,288)
Adjustment to tax losses provided from prior years	(44,862)	54,112
Unused tax losses and tax offsets not recognized as deferred tax asset	274,154	31,711	507,626